Comparative Figures (Details) - Schedule of prior Year Restatement - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
As previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 41,831,537	$ 44,085,374
Direct costs	(12,944,760)	(10,202,465)
Gross Profit / (Loss)	28,886,777	33,882,909
Other income	828,332
General and administration expenses	(6,456,884)	(2,608,984)
Change in estimated fair value of derivative warrant liability	2,547,542	1,273,740
Finance costs	(8,306,150)	(5,730,535)
Profit for the year	17,159,113	(75,284,923)
Current Assets
Trade receivables		1,507,660
Other receivable and prepayments	690,232	841,033
Total Current Assets	40,401,956	22,359,108
Non-Current Assets
Advances to contractor	16,418,065	21,664,764
Total Non-Current Assets	392,221,590	284,893,352
Total Assets	432,623,546	307,252,460
Current Liabilities
Trade and accounts payable	13,829,897	61,115,121
Other payable
Lease liabilities	9,795,058	2,154,878
Total current liabilities	43,786,799	95,036,895
Non-current liabilities
Lease liabilities	79,289,507	28,624,259
Total Non-Current Liabilities	260,218,070	102,799,150
Equity
Share capital	8,801	8,804
Retained earnings	(46,907,568)	(64,066,681)
Statutory reserve	680,643	680,643
Shareholders’ account	73,059,743	71,017,815
Total Equity	128,618,677	109,416,415
Total Equity & Liabilities	432,623,546	307,252,460
Restatement adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(14,640,361)	(28,200,155)
Direct costs	236,374	(1,294,774)
Gross Profit / (Loss)	(14,403,987)	(29,494,929)
Other income		4,188
General and administration expenses	(207,419)	138,559
Change in estimated fair value of derivative warrant liability	80
Finance costs	(29,119)	(51,895)
Profit for the year	(14,640,445)	(29,404,077)
Current Assets
Trade receivables		(1,344,093)
Other receivable and prepayments	(296,363)	(362)
Total Current Assets	(296,363)	(1,344,455)
Non-Current Assets
Advances to contractor	40,187
Total Non-Current Assets	40,185
Total Assets	(256,178)	(1,344,455)
Current Liabilities
Trade and accounts payable	3,936,678	18,846
Other payable	73,453,606	57,794,495
Lease liabilities	(7,203,501)
Total current liabilities	70,186,777	57,813,341
Non-current liabilities
Lease liabilities	5,630,669
Total Non-Current Liabilities	5,630,669
Equity
Share capital	3
Retained earnings	(73,440,087)	(58,454,794)
Statutory reserve	(335,795)	(680,643)
Shareholders’ account	(2,297,745)	(22,360)
Total Equity	(76,073,624)	(59,157,797)
Total Equity & Liabilities	(256,178)	(1,344,455)
As per the restated Financial Statement [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	27,191,176	15,885,219
Direct costs	(12,708,386)	(11,497,239)
Gross Profit / (Loss)	14,482,790	4,387,980
Other income	828,332	4,188
General and administration expenses	(6,664,303)	(2,470,425)
Change in estimated fair value of derivative warrant liability	2,547,622	1,273,740
Finance costs	(8,335,269)	(5,782,430)
Profit for the year	2,518,668	(104,689,000)
Current Assets
Trade receivables		163,567
Other receivable and prepayments	393,869	840,671
Total Current Assets	40,105,593	21,014,653
Non-Current Assets
Advances to contractor	16,458,252	21,664,764
Total Non-Current Assets	392,261,775	284,893,352
Total Assets	432,367,368	305,908,005
Current Liabilities
Trade and accounts payable	17,766,575	61,133,967
Other payable	73,453,606	57,794,495
Lease liabilities	2,591,557	2,154,878
Total current liabilities	113,973,576	152,850,236
Non-current liabilities
Lease liabilities	84,920,176	28,624,260
Total Non-Current Liabilities	265,848,739	102,799,151
Equity
Share capital	8,804	8,804
Retained earnings	(120,347,655)	(122,521,475)
Statutory reserve	344,848
Shareholders’ account	70,761,998	70,995,455
Total Equity	52,545,053	50,258,618
Total Equity & Liabilities	$ 432,367,368	$ 305,908,005